UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ospraie Management, LLC
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Address:   780 Third Avenue, 42nd Floor
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           New York, New York  10017
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Form 13F File Number:     028-11391
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Vincent
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Title:     Chief Operating Officer
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Phone:     212-602-5057
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Signature, Place, and Date of Signing:

       /s/ Eric Vincent           New York, New York              5/17/05
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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



Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        $494,144
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.   NONE



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
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                                                                                                               VOTING AUTHORITY
                                                                                                     OTHER     ----------------
           NAME OF                 TITLE                VALUE       SHRS OR   SH/  PUT/  INVESTMENT  MANA-
            ISSUER                OF CLASS    CUSIP   (X $1000)     PRN AMT   PRN  CALL  DISCRETION  GERS     SOLE    SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
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
ADVANCE AUTO PARTS INC              COM      00751Y106   22,703      450,000  SH            SOLE            450,000
ANOORAQ RES CORP                    COM      03633E108    1,067    1,000,000  SH            SOLE          1,000,000
APOLLO GOLD CORP                    COM      03761E102      833    1,800,000  SH            SOLE          1,800,000
CABOT CORP                          COM      127055101   13,372      400,000  SH            SOLE            400,000
CELANESE CORP DEL                COM SER A   150870103   12,908      717,500  SH            SOLE            717,500
CHINA PETE & CHEM CORP        SPON ADR H SHS 16941R108    7,135      175,000  SH            SOLE            175,000
CHOICEPOINT INC                     COM      170388102   26,874      670,000  SH            SOLE            670,000
COMPANHIA SIDERURGICA NACION   SPONSORED ADR 20440W105    9,038      375,000  SH            SOLE            375,000
INTERNATIONAL STL GROUP INC         COM      460377104   26,663      675,000  SH            SOLE            675,000
LENNAR CORP                        CL B      526057302   19,239      365,000  SH            SOLE            365,000
MACQUARIE INFRASTRUCTURE CO     SH BEN INT   55607X108   13,860      495,000  SH            SOLE            495,000
NOVELIS INC                         COM      67000X106    1,972       90,000  SH            SOLE             90,000
PACTIV CORP                         COM      695257105   32,690    1,400,000  SH            SOLE          1,400,000
PENN VA RESOURCES PARTNERS L        COM      707884102    5,055      100,000  SH            SOLE            100,000
PETROHAWK ENERGY CORP               COM      716495106   12,597    1,201,985  SH            SOLE          1,202,000
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR 71654V408    6,627      150,000  SH            SOLE            150,000
PHELPS DODGE CORP                   COM      717265102   10,173      100,000  SH            SOLE            100,000
RELIANT ENERGY INC                  COM      75952B105   21,622    1,900,000  SH            SOLE          1,900,000
REPUBLIC AWYS HLDGS INC             COM      760276105    5,938      475,000  SH            SOLE            475,000
ROYAL CARIBBEAN CRUISES LTD         COM      V7780T103   42,456      950,000  SH            SOLE            950,000
SASOL LTD                      SPONSORED ADR 803866300    1,193       50,000  SH            SOLE             50,000
SMURFIT-STONE CONTAINER CORP        COM      832727101   23,205    1,500,000  SH            SOLE          1,500,000
TEMPLE ISLAND INC                   COM      879868107   88,729    1,223,000  SH            SOLE          1,223,000
TYCO INTL LTD NEW                   COM      902124106   28,730      850,000  SH            SOLE            850,000
XTO ENERGY INC                      COM      98385X106   49,802    1,516,500  SH            SOLE          1,516,500
YUM BRANDS INC                      COM      988498101    9,663      186,500  SH            SOLE            186,500